Supplement to the
Fidelity Advisor® Municipal Income Fund
Class A, Class T, Class C and Class I
December 30, 2016
Summary Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

HIM-SUM-17-01 1.9881463.100	March 1, 2017